Towd Point Mortgage Trust 2025-2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2025-2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of each of AMC Diligence, LLC (“AMC”), Westcor Land Title Insurance Company (“Westcor”) and Opus Capital Markets Consultants, LLC (“Opus”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Westcor Redacted Loan ID	Opus Redacted Loan ID
6452449124	238	3
6452449172	20
6452449221	1349
6452449429	1630
6452449454	65
6452449701	1566
6452449738	901
6452449931	1082
6452449973	716
6452450071	89
6452450127	76
6452450234	80
6452450554	15
6452450593	760
6452450671	70
6452450752	664
6452450806	81
6452450865
6452450993
6452451118
6452449859
6452449940
6452450857
6452451211
6452450629
6452449422
6452449439
6452449458
6452449660
6452450102

6452450204
6452450259
6452450392
6452450464
6452450465
6452450701
6452450779
6452450989
6452451173
6452451228